Accounts Receivable (Details) - Schedule of accounts receivable consists - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Receivable Consists [Abstract]
Accounts receivable	$ 149,510	$ 224,097
Accounts receivable-related party		133,909
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 149,510	$ 358,006